Loans and asset quality - Nonperforming Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	$ 103	$ 286
Other assets owned	4	6
Total nonperforming assets	107	292
Total Domestic | Other residential mortgages
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	91	102
Total Domestic | Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	8	11
Total Domestic | Lease financings
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	4	0
Total Domestic | Commercial real estate
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	0	2
Total Domestic | Financial institutions
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	$ 0	$ 171